Summary of Significant Accounting Policies (Details - Liabilities measured at fair value)	Dec. 31, 2025 USD ($)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Conversion Feature [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 1,055,233